Related Party Transactions - Additional Information (Detail) - USD ($)		6 Months Ended
	Jul. 10, 2020	Dec. 31, 2020	Jan. 19, 2021	Jul. 23, 2020
Payments of Stock Issuance Costs		$ 13,800,000
Due to related party	$ 1,400,894	17,703
Repayments of Related Party Debt		1,383,191
Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,000,000
Founder Shares [Member]
Payments of Stock Issuance Costs	25,000
Number of shares transferred				75,000
Stock issued during period subject to forfeiture				2,250,000
Percent of stock convertible				20.00%
Stock issued during period not subject to forfeiture				2,250,000
Stock price threshold limit				$ 12.00
Promissory Note [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300,000
Working Capital Loans [Member]
Convertible Debt		$ 2,000,000
Warrant issue price		$ 1.00
Long-term Debt, Gross		$ 0
Common Class B [Member] | Founder Shares [Member]
Sale of Stock, Number of Shares Issued in Transaction	17,250,000